Fixed And Pledged Deposits - (Tables)	12 Months Ended
Dec. 31, 2022
Fixed And Pledged Deposits [Abstract]
Disclosure In Tabular Form Of Fixed And Pledged Deposits

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Fixed deposits	6,551	6,960
Pledged deposits	584	2,356

	7,135	9,316

Analysed as:
Current	6,551	8,860
Non-current	584	456

	7,135	9,316